Leases	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Leases
11	Leases
This note provides information for leases where the Group is a lessee. The notes also provide the information of subleases agreements where the Group is a lessor, once part of the assets leased by the Group is subleased to third parties.

(i)	Amount recognized in the balance sheet
The balance sheet shows the following amounts relating to leases:

	12/31/2024	12/31/2023
Sub-lease receivable
Brazil	1,758	5,538
Chile	4,081	—

Total	5,839	5,538
Current	1,758	4,071
Non-current	4,081	1,467

Total	5,839	5,538
Right of use assets
Brazil	51,712	57,521
USA	32,212	787
Others	18,193	—

Total	102,117	58,308
Lease liabilities
Brazil	(56,510)	(71,872)
USA	(40,956)	(940)
Others	(21,989)	—

Total	(119,455)	(72,812)
	12/31/2024	12/31/2023

Current	(33,303)	(24,381)
Non-current	(86,152)	(48,431)

Total	(119,455)	(72,812)
As a result of Compass business combination, the
right-of-use
assets was increased in the amount of R$ 46,775. Addition to the right-of-use
assets resulted from contracts modifications were R$ 3,918 until December 31, 2024 (additions of R$ 2,045 during 2023 financial year).

(ii)	Amount recorded in the statement of profit or loss
The statement of profit or loss shows the following amounts relating to leases:

	2024	2023	2022
Right of use assets depreciation	(11,132)	(9,686)	(10,800)
Financial expense	(8,295)	(9,809)	(9,359)

	(19,427)	(19,495)	(20,159)

The total
cash outflow for leases in 2024 was R$ 29,406 (R$ 25,830 in 2023 and R$ 24,440 in 2022).
(i) The Group’s leasing activities and how these are accounted for.
The Group leases various offices. Rental contracts are typically made for fixed periods of 5 years to 10 years, but may have extension options as described in (iv) below.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices.
For all years presented, the
sub-leases
were classified as finance leases on a lessor perspective. Therefore, the Group accounts the sub-leases
on a
lease-by-lease
basis, subtracting the right of use assets and recognizing a receivable related to the present value of the receivables of the sub-lease.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	amounts expected to be payable by the group under residual value guarantees

•	the exercise price of a purchase option if the group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
To determine the incremental borrowing rate, the Group:

•	if possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received

•	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases, which does not have recent third party financing, and

•	make adjustments specific to the lease, e.g. term, country, currency and security.
The Group is exposed to potential future increases in variable lease payments based on an index, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received
•	any initial direct costs, and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
(ii) Extension and termination options
Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the group’s operations. Most of the extension and termination options held are exercisable only by the Group and not by the respective lessor.